UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04015
Investment Company Act File Number
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
January 31
Date of Fiscal Year End
April 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments
Eaton Vance Parametric Structured International Equity Fund

Eaton Vance
Parametric Structured International Equity Fund
April 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.4%

Security	Shares	Value
Australia — 6.4%
AGL Energy, Ltd.	9,098	$145,195
Amcor, Ltd.	25,305	194,510
Australia and New Zealand Banking Group, Ltd.	2,152	57,323
BHP Billiton, Ltd.	4,971	251,680
Commonwealth Bank of Australia	10,443	616,479
Computershare, Ltd.	12,375	131,686
CSL, Ltd.	2,548	96,150
Harvey Norman Holdings, Ltd.	17,439	51,375
Metcash, Ltd.	22,126	98,568
Newcrest Mining, Ltd.	315	14,347
Orica, Ltd.	6,996	204,381
Origin Energy, Ltd.	12,264	220,005
OZ Minerals, Ltd.	93,302	148,092
Paladin Energy, Ltd.(1)	1,728	6,245
Qantas Airways, Ltd.(1)	42,852	99,319
Rio Tinto, Ltd.	2,015	182,409
Transurban Group	33,255	193,531
Wesfarmers, Ltd.	15,599	571,447
Wesfarmers, Ltd. PPS	4,432	163,869
Westpac Banking Corp.	5,627	153,618
Woolworths, Ltd.	5,236	152,373

		$3,752,602

Austria — 1.7%
Erste Group Bank AG	1,058	$53,416
Immofinanz AG(1)	16,874	80,197
OMV AG	4,199	191,435
Raiffeisen International Bank-Holding AG	3,103	171,010
Telekom Austria AG	9,241	142,850
Verbund AG	4,261	192,618
Vienna Insurance Group	2,524	150,555

		$982,081

Belgium — 3.5%
Anheuser-Busch InBev NV	8,541	$545,069
Belgacom SA	4,237	166,599
Colruyt SA	2,695	155,467
Compagnie Nationale a Portefeuille(1)	1,375	99,361
Delhaize Group	2,236	193,462
Groupe Bruxelles Lambert SA	1,853	183,624
KBC Groep NV(1)	3,187	129,733
Mobistar SA	1,250	92,738
Solvay SA	1,433	206,609
UCB SA	2,747	132,716
Umicore	2,659	152,410

		$2,057,788

Denmark — 3.5%
A.P. Moller-Maersk A/S, Class A	17	$167,185
A.P. Moller-Maersk A/S, Class B	22	222,972
Carlsberg A/S, Class B	250	29,664
Coloplast A/S	1,600	235,353
Danske Bank A/S(1)	5,300	127,277
DSV A/S	6,800	177,819

Security	Shares	Value
Novo Nordisk A/S, Class B	4,550	$575,999
Novozymes A/S, Class B	1,300	224,810
Tryg A/S	500	31,961
Vestas Wind Systems A/S(1)	5,600	198,435
William Demant Holding A/S(1)	850	79,248

		$2,070,723

Finland — 3.6%
Elisa Oyj	3,875	$93,283
Fortum Oyj	3,278	112,857
Kesko Oyj, Class B	2,214	114,898
Kone Oyj, Class B	5,126	321,067
Metso Oyj	151	9,273
Nokia Oyj	52,655	485,078
Nokian Renkaat Oyj	4,471	231,711
Orion Oyj, Class B	2,933	72,926
Outokumpu Oyj	665	11,078
Pohjola Bank PLC	4,850	71,976
Rautaruukki Oyj	2,533	65,726
Sampo Oyj	5,416	182,336
Sanoma Oyj	2,812	58,449
Stora Enso Oyj	16,880	203,509
UPM-Kymmene Oyj	3,024	62,026

		$2,096,193

France — 6.8%
Accor SA	2,114	$93,942
ADP	1,129	108,207
Air France-KLM(1)	4,608	81,333
Air Liquide SA	698	103,132
Alcatel-Lucent(1)	11,097	71,908
Atos Origin SA(1)	1,476	90,941
bioMerieux	503	54,688
Carrefour SA	837	39,659
Christian Dior SA	375	60,157
Dassault Systemes SA	1,928	156,792
EDF SA	5,219	219,530
ERAMET	104	40,934
Essilor International SA	1,443	120,826
France Telecom SA	2,510	58,820
GDF Suez	11,705	478,609
Hermes International	123	28,806
Iliad SA	574	73,800
Imerys SA	1,266	98,059
JC Decaux SA(1)	1,888	65,933
L’Oreal SA	4,221	535,070
LVMH Moet Hennessy Louis Vuitton SA	357	64,095
M6-Metropole Television	2,433	64,553
Neopost SA	878	83,805
PPR SA	1,657	296,249
PSA Peugeot Citroen(1)	4,202	190,699
Safran SA	250	9,699
Sanofi-Aventis	2,708	214,249
Societe BIC SA	823	80,014
Suez Environnement Co. SA	6,190	142,619
Total SA	1,634	104,644
Unibail-Rodamco SE	100	23,395
Vivendi SA	5,076	159,157

		$4,014,324

Security	Shares	Value
Germany — 6.0%
Bayer AG	174	$15,276
Bayerische Motoren Werke AG	1,949	183,496
Beiersdorf AG	2,587	168,481
Commerzbank AG(1)	1,434	9,125
Continental AG(1)	453	45,421
Daimler AG	3,148	243,297
Deutsche Lufthansa AG(1)	5,857	132,882
Deutsche Post AG(1)	7,731	152,793
Deutsche Telekom AG	17,397	287,507
E.ON AG	1,393	47,612
Fraport AG	1,362	108,764
Hannover Ruckversicherung AG	1,768	106,920
Henkel AG & Co. KGaA	3,444	195,524
Henkel AG & Co. KGaA Vorzug, PFC Shares	4,049	276,040
Infineon Technologies AG	25,094	284,504
Linde AG	403	72,526
Metro AG	2,767	203,075
RWE AG	294	19,184
RWE AG, PFC Shares	391	23,794
SAP AG	11,065	712,918
Volkswagen AG, PFC Shares	1,344	264,523

		$3,553,662

Greece — 0.9%
Coca-Cola Hellenic Bottling Co. SA	10,139	$280,368
National Bank of Greece SA(1)	11,682	90,332
OPAP SA	2,957	62,611
Public Power Corp. SA	4,876	80,681

		$513,992

Hong Kong — 4.2%
Bank of East Asia, Ltd.	37,200	$154,261
BOC Hong Kong Holdings, Ltd.	84,500	265,628
Cathay Pacific Airways, Ltd.	40,000	100,261
Cheung Kong Infrastructure Holdings, Ltd.	14,000	68,296
CLP Holdings, Ltd.	5,000	41,159
Hang Lung Group, Ltd.	21,000	141,509
Hang Seng Bank, Ltd.	12,700	198,829
Henderson Land Development Co., Ltd.	9,000	61,774
Hong Kong & China Gas Co., Ltd.	91,600	227,503
Hongkong Electric Holdings, Ltd.	36,500	256,064
Hopewell Holdings, Ltd.	17,000	51,405
Li & Fung, Ltd.	18,000	92,354
Lifestyle International Holdings, Ltd.	23,000	65,902
MTR Corp., Ltd.	39,000	142,399
Sands China, Ltd.(1)	55,600	156,229
Shangri-La Asia, Ltd.	40,000	111,671
Wharf Holdings, Ltd. (The)	33,000	243,016
Wing Hang Bank, Ltd.	8,000	89,595

		$2,467,855

Ireland — 1.3%
CRH PLC	11,885	$295,025
Elan Corp. PLC(1)	13,071	105,074
Kerry Group PLC	6,918	286,905
Ryanair Holdings PLC	12,915	66,457

		$753,461

Israel — 2.7%
Bank Hapoalim B.M.(1)	31,327	$164,740
Bank Leumi le-Israel B.M.	34,829	181,207
Bezeq Israeli Telecommunication Corp., Ltd.	44,055	130,879

Security	Shares	Value
Cellcom Israel, Ltd.	1,544	$49,644
Israel Chemicals, Ltd.	13,374	237,374
Israel Corp., Ltd.	59	73,544
Mizrahi Tefahot Bank, Ltd.	5,804	64,429
NICE-Systems, Ltd.(1)	2,140	81,648
Partner Communications Co., Ltd.	4,301	81,565
Teva Pharmaceutical Industries, Ltd. ADR	12,047	550,909

		$1,615,939

Italy — 4.4%
A2A SpA	44,452	$80,286
Atlantia SpA	7,196	177,110
Autogrill SpA(1)	3,392	48,629
Banca Carige SpA	30,521	73,978
Enel Green Power SpA(1)	10,175	30,172
Enel SpA	13,146	93,749
ENI SpA	20,665	553,277
EXOR SpA	3,129	112,905
Fiat SpA	6,737	71,941
Intesa Sanpaolo SpA	9,675	32,135
Luxottica Group SpA	3,438	113,655
Mediaset SpA	17,225	114,760
Parmalat SpA(1)	49,528	187,531
Pirelli & C. SpA	15,993	166,498
Prysmian SpA	7,128	168,258
Snam Rete Gas SpA	36,937	229,752
Telecom Italia SpA	13,914	20,921
Tenaris SA	4,910	123,993
Terna-Rete Elettrica Nazionale SpA	37,496	187,723
UniCredit SpA	7,112	18,316

		$2,605,589

Japan — 10.9%
77 Bank, Ltd. (The)	14,000	$64,672
ABC-Mart, Inc.	1,700	63,695
All Nippon Airways Co., Ltd.	26,000	76,420
Aozora Bank, Ltd.	25,000	54,153
Bank of Kyoto, Ltd. (The)	9,000	83,404
Bank of Yokohama, Ltd. (The)	33,000	163,483
Canon Marketing Japan, Inc.	3,600	39,868
Canon, Inc.	900	42,383
Chiba Bank, Ltd. (The)	12,000	71,048
Chugai Pharmaceutical Co., Ltd.	6,100	101,144
Chugoku Bank, Ltd. (The)	7,000	81,580
Dainippon Sumitomo Pharma Co., Ltd.	4,200	40,386
DeNA Co., Ltd.	600	22,524
FamilyMart Co., Ltd.	1,700	61,706
Gunma Bank, Ltd. (The)	14,000	75,782
Hachijuni Bank, Ltd. (The)	10,000	59,697
Hamamatsu Photonics K.K.	4,400	173,133
Hiroshima Bank, Ltd. (The)	13,000	56,821
Honda Motor Co., Ltd.	8,400	322,931
Isetan Mitsukoshi Holdings, Ltd.(1)	9,300	89,778
ITOCHU Techno-Solutions Corp.	1,600	56,729
Iyo Bank, Ltd. (The)	10,000	83,628
J. Front Retailing Co., Ltd.	19,000	82,566
Kamigumi Co., Ltd.	10,000	85,648
Kansai Paint Co., Ltd.	8,000	72,158
Kawasaki Kisen Kaisha, Ltd.	3,000	10,060
Keihin Electric Express Railway Co., Ltd.	11,000	76,789
Keio Corp.	17,000	95,483
Keyence Corp.	800	211,406

Security	Shares	Value
Kintetsu Corp.	13,000	$38,929
Kobe Steel, Ltd.	60,000	148,888
Kyowa Hakko Kirin Co., Ltd.	7,000	69,845
Lawson, Inc.	2,300	112,847
Marui Group Co., Ltd.	6,700	46,287
McDonald’s Holdings Co. (Japan), Ltd.	2,200	56,382
Mitsubishi Logistics Corp.	4,000	44,245
Mitsubishi Tanabe Pharma Corp.	9,000	149,306
Mizuho Trust & Banking Co., Ltd.	64,000	54,120
NGK Spark Plug Co., Ltd.	6,000	83,519
Nidec Corp.	1,900	166,076
NTT DoCoMo, Inc.	211	391,484
Odakyu Electric Railway Co., Ltd.	17,000	137,371
OMRON Corp.	1,100	30,255
Ono Pharmaceutical Co., Ltd.	2,500	126,912
Oracle Corp. Japan	1,200	51,999
Oriental Land Co., Ltd.	1,700	144,343
Panasonic Corp.	1,900	23,363
Rakuten, Inc.	192	178,282
Santen Pharmaceutical Co., Ltd.	2,700	104,436
Sapporo Hokuyo Holdings, Inc.	12,800	56,780
Seven & i Holdings Co., Ltd.	900	22,649
Sharp Corp.	9,000	82,806
Shikoku Electric Power Co., Inc.	5,700	144,668
Shizuoka Bank, Ltd. (The)	11,000	100,228
Showa Shell Sekiyu K.K.	1,600	17,456
Sumitomo Heavy Industries, Ltd.	5,000	32,972
Suruga Bank, Ltd.	6,000	50,080
Suzuken Co., Ltd.	1,600	40,003
Sysmex Corp.	2,400	84,060
Taisho Pharmaceutical Co., Ltd.	5,000	117,916
Takashimaya Co., Ltd.	9,000	61,538
Takeda Pharmaceutical Co., Ltd.	1,100	53,309
TEIJIN, Ltd.	23,000	110,227
Toho Gas Co., Ltd.	15,000	70,250
Tokyo Gas Co., Ltd.	16,000	71,385
Toyo Seikan Kaisha, Ltd.	5,300	90,101
Trend Micro, Inc.	2,500	71,370
Tsumura & Co.	1,500	46,656
Uni-Charm Corp.	3,900	154,478
USS Co., Ltd.	690	53,024
Yahoo! Japan Corp.	144	52,970
Yakult Honsha Co., Ltd.	2,100	58,327
Yokogawa Electric Corp.(1)	9,600	77,780

		$6,398,997

Netherlands — 4.5%
Akzo Nobel NV	4,283	$332,096
ASML Holding NV	8,578	357,549
European Aeronautic Defence & Space Co.(1)	2,188	67,699
Koninklijke Ahold NV	22,808	320,304
Koninklijke DSM NV	3,886	267,849
Koninklijke KPN NV	29,108	461,959
Koninklijke Vopak NV	1,637	78,430
QIAGEN NV(1)	5,417	115,821
Royal Boskalis Westminster NV	3,912	207,904
TNT NV	9,623	236,811
Unilever NV	6,392	210,429

		$2,656,851

Security	Shares	Value
New Zealand — 0.6%
Auckland International Airport, Ltd.	53,488	$96,245
Contact Energy, Ltd.(1)	12,317	59,421
Fletcher Building, Ltd.	822	6,128
Sky City Entertainment Group, Ltd.	22,952	66,216
Telecom Corporation of New Zealand, Ltd.	54,195	95,035

		$323,045

Norway — 3.3%
DnB NOR ASA	16,000	$260,170
Norsk Hydro ASA	42,600	377,849
Orkla ASA	20,300	205,444
Seadrill, Ltd.	3,100	109,982
Statoil ASA	19,324	566,075
Telenor ASA	19,700	340,331
Yara International ASA	1,700	99,527

		$1,959,378

Portugal — 1.3%
Banco Comercial Portugues SA(1)	73,376	$58,541
Banco Espirito Santo SA	12,732	53,630
Brisa Auto-Estradas de Portugal SA(1)	6,176	41,314
CIMPOR-Cimentos de Portugal, SGPS, SA	8,764	60,550
EDP — Energias de Portugal SA	40,142	163,999
Galp Energia, SGPS, SA, Class B	4,451	99,551
Jeronimo Martins, SGPS, SA	7,872	129,113
Portugal Telecom, SGPS, SA	13,350	163,375

		$770,073

Singapore — 4.0%
Ascendas Real Estate Investment Trust	60,000	$99,651
Capitaland, Ltd.(1)	4,000	11,125
ComfortDelGro Corp., Ltd.	12,000	15,027
DBS Group Holdings, Ltd.	25,000	306,299
Genting Singapore PLC(1)	138,000	245,100
Jardine Cycle & Carriage, Ltd.	4,000	120,721
Neptune Orient Lines, Ltd.	7,000	10,782
Olam International, Ltd.	47,000	110,416
Oversea-Chinese Banking Corp., Ltd.	50,000	390,461
Singapore Airlines, Ltd.	13,000	149,749
Singapore Press Holdings, Ltd.	43,000	139,930
Singapore Telecommunications, Ltd.	123,000	313,973
StarHub, Ltd.	25,000	58,689
United Overseas Bank, Ltd.	25,000	401,122

		$2,373,045

Spain — 4.4%
Abertis Infraestructuras SA	6,405	$151,731
Acerinox SA	1,692	33,991
Banco de Valencia SA(1)	11,854	47,932
Banco Popular Espanol SA	10,584	63,401
Bankinter SA	7,777	58,009
Criteria Caixacorp SA	21,623	159,502
Enagas	5,410	133,760
Gestevision Telecinco SA(1)	2,512	28,237
Grifols SA	3,509	69,459
Iberdrola Renovables SA	25,865	118,416
Iberdrola SA	35,982	333,679
Indra Sistemas SA	4,215	95,602
Industria de Diseno Textil SA	4,252	381,315
International Consolidated Airlines Group SA(1)	36,877	146,868

Security	Shares	Value
Red Electrica Corp. SA	2,604	$165,916
Telefonica SA	20,123	540,608
Zardoya Otis SA	5,372	91,448

		$2,619,874

Sweden — 4.5%
Atlas Copco AB, Class B	6,600	$174,933
Boliden AB(1)	14,200	320,286
Hennes & Mauritz AB, Class B	7,650	270,368
Millicom International Cellular SA SDR	2,025	219,665
Nordea Bank AB	32,400	369,408
Skandinaviska Enskilda Banken AB, Class A	1,200	11,535
Skanska AB	4,600	98,891
Swedbank AB, Class A	3,300	62,586
Tele2 AB, Class B	8,500	213,459
Telefonaktiebolaget LM Ericsson, Class B	39,049	592,511
TeliaSonera AB	37,000	301,955

		$2,635,597

Switzerland — 5.9%
ABB, Ltd.(1)	2,855	$78,842
Actelion, Ltd.(1)	3,241	190,901
Adecco SA	905	64,676
Compagnie Financiere Richemont AG, Class A	7,669	496,024
Kuehne & Nagel International AG	1,380	220,680
Lindt & Spruengli AG(1)	2	74,477
Lindt & Spruengli AG PC(1)	31	102,763
Logitech International SA(1)	5,412	75,053
Novartis AG	10,362	614,468
Roche Holding AG	2,719	441,348
Schindler Holding AG	575	74,053
Schindler Holding AG PC	1,124	145,474
SGS SA	133	264,273
Sonova Holding AG	1,346	135,923
Straumann Holding AG	229	59,909
Swatch Group AG (The)	1,427	126,759
Swisscom AG	578	265,292
Synthes, Inc.(2)	355	61,182

		$3,492,097

United Kingdom — 12.0%
Aggreko PLC	7,208	$215,646
Antofagasta PLC	3,764	86,567
ARM Holdings PLC	38,506	399,096
AstraZeneca PLC	896	44,458
Autonomy Corp. PLC(1)	4,832	130,408
BAE Systems PLC	16,716	91,759
Barclays PLC	10,792	51,305
BG Group PLC	15,904	409,553
BHP Billiton PLC	8,757	370,246
BP PLC	55,990	430,411
Centrica PLC	70,296	377,518
Compass Group PLC	13,534	132,436
Experian PLC	24,920	336,284
Fresnillo PLC	1,100	30,316
GlaxoSmithKline PLC	5,578	121,852
Kingfisher PLC	57,549	264,413
Lloyds Banking Group PLC(1)	21,106	20,955
Next PLC	5,039	188,797
Petrofac, Ltd.	7,070	178,734
Randgold Resources, Ltd.(1)	560	48,694
Reckitt Benckiser Group PLC	937	52,141

Security	Shares	Value
Royal Bank of Scotland Group PLC(1)	96,918	$67,548
Royal Dutch Shell PLC, Class A	18,466	719,281
Royal Dutch Shell PLC, Class B	13,253	515,604
SABMiller PLC	8,292	309,772
Sage Group PLC (The)	35,288	168,397
Scottish and Southern Energy PLC	2,244	50,909
Serco Group PLC	14,558	137,696
Shire PLC	12,093	375,276
Standard Chartered PLC	2,277	63,282
Tesco PLC	16,873	113,756
Tullow Oil PLC	5,692	136,569
Vodafone Group PLC	71,432	206,496
Whitbread PLC	2,078	58,420
WM Morrison Supermarkets PLC	39,408	194,421

		$7,099,016

Total Common Stocks (identified cost $50,235,675)		$56,812,182

Rights — 0.0%(3)

Security	Shares	Value
Banco Comercial Portugues SA, Exp. 5/5/11(1)	73,376	$2,500
Banco de Valencia SA, Exp. 5/11/11(1)	11,854	930

Total Rights (identified cost $4,245)		$3,430

Total Investments — 96.4% (identified cost $50,239,920)		$56,815,612

Other Assets, Less Liabilities — 3.6%		$2,120,598

Net Assets — 100.0%		$58,936,210

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

PPS	-	Partially Protected Shares

SDR	-	Swedish Depositary Receipt

(1)		Non-income producing security.

(2)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(3)		Amount is less than 0.05%.

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value
Euro	38.2%	$22,547,213
British Pound Sterling	12.2	7,179,121
Japanese Yen	10.9	6,398,997
Australian Dollar	6.4	3,752,602
Swiss Franc	5.9	3,492,097
Swedish Krona	4.5	2,635,597
Hong Kong Dollar	4.2	2,467,855
Singapore Dollar	4.0	2,373,045
Danish Krone	3.5	2,070,723
Norwegian Krone	3.3	1,959,378
Israeli Shekel	1.8	1,065,030
Other currency, less than 1% each	1.5	873,954

Total Investments	96.4%	$56,815,612

Sector Classification of Portfolio

	Percentage
Sector	of Net Assets	Value
Financials	13.2%	$7,804,303
Consumer Discretionary	11.8	6,975,755
Industrials	11.7	6,884,430
Consumer Staples	10.6	6,225,069
Health Care	9.2	5,417,984
Materials	9.0	5,297,654
Telecommunication Services	8.1	4,770,927
Information Technology	8.0	4,685,921
Energy	7.4	4,382,815
Utilities	7.4	4,367,324
Other	0.0	3,430

Total Investments	96.4%	$56,815,612

The Fund did not have any open financial instruments at April 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$50,283,890

Gross unrealized appreciation	$7,344,412
Gross unrealized depreciation	(812,690)

Net unrealized appreciation	$6,531,722

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$—	$15,315,544		$—	$15,315,544
Developed Europe	2,509,974	37,370,725		—	39,880,699
Middle East/Africa	550,909	1,065,030		—	1,615,939

Total Common Stocks	$3,060,883	$53,751,299	*	$—	$56,812,182

Rights	$3,430	$—		$—	$3,430

Total Investments	$3,064,313	$53,751,299		$—	$56,815,612

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of January 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	June 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	June 24, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	June 24, 2011